Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2015
Deutsche CROCI Sector Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Deutsche CROCI® Sector Opportunities Fund (formerly DWS CROCI® Sector Opportunities Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Deutsche funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 10) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-16).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for the period from June 2, 2014 (commencement of operations) through May 31, 2015: 129%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	129.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

The Advisor has contractually agreed through September 30, 2016 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 1.35%, 2.10%, 1.10% and 1.20% for Class A, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Deutsche funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Main investments. Under normal circumstances, the fund will invest in common stocks of approximately 30 companies (excluding financial companies) selected from: the STOXX Europe 200 Large Index, the S&P 500 Index and the TOPIX 100 Index with a bias towards large capitalization companies.

Portfolio management will choose investments from three of the following nine global economic sectors, each of which is comprised of two or more industries (the fund will not focus on the industries within a sector):

  Consumer Discretionary
  Consumer Staples
  Energy
  Healthcare
  Information Technology
  Industrials
  Materials
  Telecom
  Utilities

In addition, the fund may invest without limit in stocks and other securities of companies not publicly traded in the United States.

Management process. Portfolio management intends to invest in stocks of companies that it believes offer "economic value," as determined by applying the Cash Return on Capital Invested (CROCI®) proprietary strategy to the three industry sectors with the lowest median economic price-earnings ratio. Portfolio management measures economic value by using the CROCI® Economic Price Earnings Ratio (CROCI® Economic P/E Ratio) which is calculated for each of the 800 companies in the CROCI® global company database. The CROCI® Economic P/E Ratio is a proprietary measure of company valuation using the same relationships between valuation and return as an accounting P/E ratio (i.e., price/book value divided by return on equity).

The fund is rebalanced on a quarterly basis in accordance with the strategy's rules. At each quarterly rebalancing, subject to measures taken to attempt to reduce portfolio turnover, approximately 10 stocks are selected generally from the three sectors with the lowest positive median CROCI® Economic P/E Ratio and equally weighted, resulting in a portfolio typically consisting of 30 holdings. The strategy also utilizes two systematic portfolio turnover control buffers to seek to reduce transaction costs that would otherwise result from portfolio turnover in the strict application of the foregoing rebalancing rule. The sector buffer limits replacement of a sector held in the portfolio to when its Economic P/E ratio exceeds thresholds, relative to other sectors, as determined by portfolio management from time to time. The Economic P/E buffer seeks to reduce turnover by limiting the replacement of a portfolio security to when its Economic P/E ratio exceeds thresholds, relative to other securities, as determined by portfolio management from time to time. Portfolio management will take additional measures to attempt to reduce portfolio turnover, market impact and transaction costs in connection with implementation of the strategy, by applying liquidity controls and managing the portfolio with tax efficiency in mind.

The CROCI® strategy is supplied by the CROCI® Investment Strategy and Valuation Group, a unit within Deutsche Asset & Wealth Management, through a licensing agreement with the fund's Advisor.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent the fund invests in a particular capitalization or sector, the fund's performance may be affected by the general performance of that particular capitalization or sector.

CROCI® risk. The fund will be managed using the CROCI® Investment Process which is based on the portfolio management's belief that, over time, sectors/stocks which display more favorable financial metrics (for example, the CROCI® Economic P/E ratio) as generated by this process may outperform sectors/stocks which display less favorable metrics. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the fund.

The calculation of financial metrics used by the fund (such as, among others, the CROCI® Economic P/E ratio) are determined by the CROCI® Investment Strategy and Valuation Group using publicly available information. This publicly available information is adjusted based on assumptions made by the CROCI® Investment Strategy and Valuation Group that, subsequently, may prove not to have been correct. As financial metrics are calculated using historical information, there can be no guarantee of the future performance of the CROCI® strategy. The measures utilized by portfolio management to attempt to reduce portfolio turnover, market impact and transaction costs could affect performance. In addition, certain regulatory restrictions (e.g., limits on percentage of assets invested in a single industry) could constrain the fund's ability to invest in some stocks that may have the most attractive financial metrics as determined by the CROCI® Investment Process.

Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Growth investing risk. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.

Value investing risk. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by portfolio management may not perform as anticipated.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund's performance.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and the fund may have to sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Active trading risk. Active securities trading could raise transaction costs (thus lowering returns) and could mean increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Since the fund commenced operations on June 2, 2014, performance information is not available for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Since the fund commenced operations on June 2, 2014, performance information is not available for a full calendar year.
Deutsche CROCI Sector Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.21%
Other expenses	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.49%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.14%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.35%
1 Year	rr_ExpenseExampleYear01	$ 705
3 Years	rr_ExpenseExampleYear03	1,006
5 Years	rr_ExpenseExampleYear05	1,329
10 Years	rr_ExpenseExampleYear10	2,241
1 Year	rr_ExpenseExampleNoRedemptionYear01	705
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,006
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,329
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,241
Deutsche CROCI Sector Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.29%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.19%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.10%
1 Year	rr_ExpenseExampleYear01	$ 313
3 Years	rr_ExpenseExampleYear03	697
5 Years	rr_ExpenseExampleYear05	1,208
10 Years	rr_ExpenseExampleYear10	2,611
1 Year	rr_ExpenseExampleNoRedemptionYear01	213
3 Years	rr_ExpenseExampleNoRedemptionYear03	697
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,208
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,611
Deutsche CROCI Sector Opportunities Fund | INST Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.10%
1 Year	rr_ExpenseExampleYear01	$ 112
3 Years	rr_ExpenseExampleYear03	382
5 Years	rr_ExpenseExampleYear05	672
10 Years	rr_ExpenseExampleYear10	1,498
1 Year	rr_ExpenseExampleNoRedemptionYear01	112
3 Years	rr_ExpenseExampleNoRedemptionYear03	382
5 Years	rr_ExpenseExampleNoRedemptionYear05	672
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,498
Deutsche CROCI Sector Opportunities Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.49%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.39%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.19%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	$ 122
3 Years	rr_ExpenseExampleYear03	421
5 Years	rr_ExpenseExampleYear05	742
10 Years	rr_ExpenseExampleYear10	1,652
1 Year	rr_ExpenseExampleNoRedemptionYear01	122
3 Years	rr_ExpenseExampleNoRedemptionYear03	421
5 Years	rr_ExpenseExampleNoRedemptionYear05	742
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,652